February 26, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Windsor Funds (the Trust)
File No. 2-14336

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov

U.S. Securities and Exchange Commission